SEGMENT - Total assets for operating segments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT
Total assets	¥ 61,507	$ 8,918	¥ 63,269
Legacy Huazhu
SEGMENT
Total assets	43,729		45,353
Legacy DH
SEGMENT
Total assets	¥ 17,778		¥ 17,916